Recurring Fair Value Measurements (Details) - Schedule of change in fair value of level 3 warrant liabilities - B. Riley Principal 150 Merger Corp.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of change in fair value of level 3 warrant liabilities [Line Items]
Warrant liability at January 1, 2021	$ 261,733	$ 0
Private warrant liability at January 1, 2022	261,733
Initial warrant liability at February 23,2021		5,276,966
Transfer of public warrants to Level 1		(5,117,500)
Change in fair value of private warrant liability	(195,866)	102,267
Private warrant liability at June 30, 2022	$ 65,867	261,733
Warrant liability at December 31,2021		$ 261,733